OTHER INFORMATION (Details)	1 Months Ended	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2012	Mar. 21, 2012
Class A Common Stock
OTHER INFORMATION
Stock split ratio	175.76	175.76
Conversion ratio for conversion of non-voting LLC units into common stock	1	1	1
Vantiv Holding | Class A units
OTHER INFORMATION
Stock split ratio	1.7576
Vantiv Holding | Class B units
OTHER INFORMATION
Stock split ratio	1.7576
Vantiv Holding | Fifth Third | Common stock
OTHER INFORMATION
Conversion ratio for conversion of units into common stock	1